Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Carrying Amounts of Right-of-Use Assets

The carrying amounts of right-of-use assets are as below:

	Buildings	Others	Total
	RMB’million	RMB’million	RMB’million
Net book amount at January 1, 2022	282	1	283
Inception of new leases	267	-	267
Depreciation charge	(146)	-	(146)
Disposals	(5)	(1)	(6)
Net book amount at December 31, 2022	398	-	398
Inception of new leases	114	-	114
Depreciation charge	(141)	-	(141)
Disposals	(4)	-	(4)
Net book amount at December 31, 2023	367	-	367

Schedule of Interest Expense Arising from Lease Liabilities and Expenses Related to Short-Term Leases

The interest expense arising from lease liabilities (included in finance costs) and expenses related to short-term leases (included in cost of revenue and expenses) are as below:

	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Interest expense (included in finance costs)	15	19	18
Expense relating to short-term leases (included in cost of revenues and expenses)	331	208	71